Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COMSTOCK FUNDS INC
Prospectus Date	rr_ProspectusDate	Aug. 28, 2015
Supplement [Text Block]	cfi1_SupplementTextBlock
COMSTOCK FUNDS, INC. (the “Company”)

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Prospectus for Class A Shares, Class C Shares and Class R Shares dated August 28, 2015

On May 17, 2016, the Fund’s Board of Directors approved the renaming of Class R shares to Class I shares. Effective May 23, 2016, all references to Class R shares should be replaced with Class I shares in the prospectus for Class A shares, Class C shares, and Class R shares (“Prospectus”). The following changes to the Prospectus should be noted.

COMSTOCK CAPITAL VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfi1_SupplementTextBlock
COMSTOCK FUNDS, INC. (the “Company”)

COMSTOCK CAPITAL VALUE FUND (the “Fund”)

Supplement dated May 23, 2016, to the Fund’s Prospectus for Class A Shares, Class C Shares and Class R Shares dated August 28, 2015

On May 17, 2016, the Fund’s Board of Directors approved the renaming of Class R shares to Class I shares. Effective May 23, 2016, all references to Class R shares should be replaced with Class I shares in the prospectus for Class A shares, Class C shares, and Class R shares (“Prospectus”). The following changes to the Prospectus should be noted.